Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of depreciation recorded over the estimated useful lives
Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets as follows:

Category	Lives
Buildings and improvements	10 — 40 years
Plant, machinery and equipment	5 — 25 years
Other equipment	3 — 10 years

Schedule of the impacts of the adoption of the new accounting standards
The impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on the previously reported consolidated statement of operations for the years ended December 31, 2017 and 2016 is as follows:

	Year Ended December 31, 2017
	As Previously Reported	Total Impact of New Revenue Recognition Standard	Impact of New Retirement Benefits Accounting	As Recast
	(in millions)
Revenues
Net Sales	$26,168	$(399)	$—	$25,769
Finance and interest income	1,193	739	—	1,932
Total Revenues	$27,361	$340	$—	$27,701
Costs and Expenses
Cost of goods sold	21,621	(40)	(9)	21,572
Selling, general and administrative expenses	2,330	—	(15)	2,315
Research and development expenses	957	—	—	957
Restructuring expenses	93	—	—	93
Interest expense	942	(2)	—	940
Other, net	738	403	24	1,165
Total Costs and Expenses	$26,681	$361	$—	$27,042
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	680	(21)	—	659
Income tax (expense)	(455)	(2)	—	(457)
Equity in income of unconsolidated subsidiaries and affiliates	88	—	—	88
Net Income (loss)	$313	$(23)	$—	$290
Net income (loss) attributable to noncontrolling interests	18	—	—	18
Net income/(loss) attributable to controlling interests	$295	$(23)	$—	$272
Earnings per share attributable to common shareholders
Basic	$0.22	$(0.02)	$—	$0.20
Diluted	$0.22	$(0.02)	$—	$0.20

	Year Ended December 31, 2016
	As Previously Reported	Total Impact of New Revenue Recognition Standard	Impact of New Retirement Benefits Accounting	As Recast
	(in millions)
Revenues
Net Sales	$23,669	$(453)	$—	$23,216
Finance and interest income	1,203	676	—	1,879
Total Revenues	$24,872	$223	$—	$25,095
Costs and Expenses
Cost of goods sold	19,539	(108)	(11)	19,420
Selling, general and administrative expenses	2,262	—	(16)	2,246
Research and development expenses	860	—	—	860
Restructuring expenses	44	—	—	44
Interest expense	1,028	(2)	—	1,026
Other, net	1,148	346	27	1,521
Total Costs and Expenses	$24,881	$236	$—	$25,117
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(9)	(13)	—	(22)
Income tax (expense)	(298)	1	—	(297)
Equity in income of unconsolidated subsidiaries and affiliates	58	—	—	58
Net Income (loss)	$(249)	$(12)	$—	$(261)
Net income (loss) attributable to noncontrolling interests	3	—	—	3
Net income/(loss) attributable to controlling interests	$(252)	$(12)	$—	$(264)
Earnings per share attributable to common shareholders
Basic	$(0.18)	$(0.01)	$—	$(0.19)
Diluted	$(0.18)	$(0.01)	$—	$(0.19)

The impact of adoption of the new Revenue Recognition standard on our previously reported consolidated balance sheet for the year ended December 31, 2017 is as follows:

	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$5,430	$—	$5,430
Restricted cash	770	—	770
Trade receivables, net	496	—	496
Financing receivables, net	19,842	(47)	19,795
Inventories, net	6,280	172	6,452
Property, plant and equipment, net	7,003	(172)	6,831
Investments in unconsolidated subsidiaries and affiliates	561	—	561
Equipment under operating leases	1,845	—	1,845
Goodwill	2,472	—	2,472
Other intangible assets, net	792	—	792
Deferred tax assets	818	34	852
Derivative assets	77	—	77
Other assets	1,889	36	1,925
Total Assets	$48,275	$23	$48,298
LIABILITIES AND EQUITY
Debt	25,895	—	25,895
Trade payables	6,060	—	6,060
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,300	—	2,300
Derivative liabilities	98	—	98
Other liabilities	9,400	194	9,594
Total Liabilities	$43,850	$191	$44,041
Redeemable noncontrolling interest	25	—	25
Total Equity	$4,400	$(168)	$4,232
Total Liabilities and Equity	$48,275	$23	$48,298

The impact of adoption of the new Revenue Recognition standard and the impact of ASU 2016-18 on our previously reported consolidated statement of cash flows for the years ended December 31, 2017 and 2016 is as follows:

	Year Ended December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$313	$(23)	$—	$290
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	725	—	—	725
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	625	—	—	625
Loss from disposal of assets	27	(27)	—	—
Loss on repurchase/early redemption of notes	64	—	—	64
Undistributed income of unconsolidated subsidiaries	(39)	—	—	(39)
Other non-cash items	295	(20)	—	275
Changes in operating assets and liabilities:
Provisions	233	(15)	—	218
Deferred income taxes	122	2	—	124
Trade and financing receivables related to sales, net	(657)	(2)	—	(659)
Inventories, net	(213)	895	—	682
Trade payables	344	—	—	344
Other assets and liabilities	176	40	—	216
Net cash provided by operating activities	$2,015	$850	$—	$2,865
Investing activities:
Additions to retail receivables	(4,078)	—	—	(4,078)
Collections of retail receivables	4,384	—	—	4,384
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	17	—	—	17
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	850	(850)	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(492)	—	—	(492)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,743)	—	—	(1,743)
Other	130	—	(87)	43
Net cash used in investing activities	$(932)	$(850)	$(87)	$(1,869)
Financing activities:
Proceeds from long-term debt	15,896	—	—	15,896
Payments of long-term debt	(16,802)	—	—	(16,802)
Net increase in other financial liabilities	54	—	—	54
Dividends paid	(168)	—	—	(168)
Other	(25)	—	—	(25)
Net cash used in financing activities	$(1,045)	$—	$—	$(1,045)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	375	—	20	395
Decrease in cash and cash equivalents and restricted cash	413	—	(67)	346
Cash and cash equivalents and restricted cash, beginning of year	5,017	—	837	5,854
Cash and cash equivalents and restricted cash, end of period	$5,430	$—	$770	$6,200

	Year Ended December 31, 2016
	As Previously Reported	Adjustment Due to Adoption of ASC 606	Adjustment Due to ASU 2016-18	As Recast
	(in millions)
Operating activities:
Net income	$(249)	$(12)	$—	$(261)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	716	—	—	716
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	545	—	—	545
Loss from disposal of assets	4	(1)	—	3
Loss on repurchase/early redemption of notes	60	—	—	60
Undistributed income of unconsolidated subsidiaries	5	—	—	5
Other non-cash items	195	—	—	195
Changes in operating assets and liabilities:
Provisions	46	(40)	—	6
Deferred income taxes	65	(1)	—	64
Trade and financing receivables related to sales, net	(97)	5	—	(92)
Inventories, net	106	663	—	769
Trade payables	96	—	—	96
Other assets and liabilities	616	46	—	662
Net cash provided by operating activities	$2,108	$660	$—	$2,768
Investing activities:
Additions to retail receivables	(3,951)	—	—	(3,951)
Collections of retail receivables	4,569	—	—	4,569
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	12	—	—	12
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	660	(660)	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(503)	—	—	(503)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,631)	—	—	(1,631)
Other	(77)	—	(75)	(152)
Net cash used in investing activities	$(921)	$(660)	$(75)	$(1,656)
Financing activities:
Proceeds from long-term debt	12,629	—	—	12,629
Payments of long-term debt	(13,770)	—	—	(13,770)
Net increase in other financial liabilities	(132)	—	—	(132)
Dividends paid	(207)	—	—	(207)
Other	(58)	—	—	(58)
Net cash used in financing activities	$(1,538)	$—	$—	$(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(16)	—	(15)	(31)
Decrease in cash and cash equivalents and restricted cash	(367)	—	(90)	(457)
Cash and cash equivalents and restricted cash, beginning of year	5,384	—	927	6,311
Cash and cash equivalents and restricted cash, end of period	$5,017	$—	$837	$5,854
The impact of adoption of the new Revenue Recognition standard and the impact of ASU 2017-07 on our previously reported segment reporting for the years ended December 31, 2017 and 2016 is as follows:

	Year Ended December 31, 2017
	As Previously Reported	Total impact of New Revenue Recognition Standard	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$11,130	$(447)	$10,683
Construction Equipment	2,626	(96)	2,530
Commercial Vehicles	10,415	147	10,562
Powertrain	4,372	(3)	4,369
Eliminations and Other	(2,375)	—	(2,375)
Net Sales of Industrial Activities	26,168	(399)	25,769
Financial Services	1,625	403	2,028
Eliminations and Other	(432)	336	(96)
Total Revenues	$27,361	$340	$27,701

	Year Ended December 31, 2017
	As Previously Reported	Total impact of New Revenue Recognition Standard	Impact of New Retirement Benefits Accounting	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$949	$(237)	$16	$728
Construction Equipment	21	(42)	5	(16)
Commercial Vehicles	272	(78)	3	197
Powertrain	362	(2)	—	360
Eliminations and Other	(85)	—	—	(85)
Total Operating Profit of Industrial Activities	$1,519	$(359)	$24	$1,184
Financial Services	479	—	—	479
Eliminations and Other	(336)	336	—	—
Total Operating Profit	$1,662	$(23)	$24	$1,663

	Year Ended December 31, 2016
	As Previously Reported	Total impact of New Revenue Recognition Standard	As Recast
	(in millions)
Revenues:
Agricultural Equipment	$10,120	$(430)	$9,690
Construction Equipment	2,304	(98)	2,206
Commercial Vehicles	9,553	75	9,628
Powertrain	3,707	—	3,707
Eliminations and Other	(2,015)	—	(2,015)
Net Sales of Industrial Activities	$23,669	$(453)	$23,216
Financial Services	1,570	346	1,916
Eliminations and Other	(367)	330	(37)
Total Revenues	$24,872	$223	$25,095

	Year Ended December 31, 2016
	As Previously Reported	Total impact of New Revenue Recognition Standard	Impact of New Retirement Benefits Accounting	As Recast
	(in millions)
Operating Profit:
Agricultural Equipment	$818	$(235)	$12	$595
Construction Equipment	2	(50)	4	(44)
Commercial Vehicles	333	(60)	10	283
Powertrain	232	—	1	233
Eliminations and Other	(94)	—	—	(94)
Total Operating Profit of Industrial Activities	$1,291	$(345)	$27	$973
Financial Services	478	—	—	478
Eliminations and Other	(330)	330	—	—
Total Operating Profit	$1,439	$(15)	$27	$1,451
The impact on Industrial Activities of adoption of the new Revenue Recognition standard, the impact of ASU 2017-07 and ASU 2016-18 on our previously reported supplemental statements of operations and supplemental statements of cash flows for the years ended December 31, 2017 and 2016 and our supplemental balance sheet as of December 31, 2017 is as follows:

	Statement of Operations
	Industrial Activities
	Year Ended December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$26,168	$(399)	$25,769
Finance and interest income	122	—	122
Total Revenues	$26,290	$(399)	$25,891
Costs and Expenses
Cost of goods sold	$21,621	$(49)	$21,572
Selling, general and administrative expenses	2,071	(15)	2,056
Research and development expenses	957	—	957
Restructuring expenses	90	—	90
Interest expense	604	—	604
Interest compensation to Financial Services	338	(338)	—
Other, net	396	24	420
Total Costs and Expenses	$26,077	$(378)	$25,699
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	213	(21)	192
Income tax (expense) benefit	(413)	(2)	(415)
Equity in income of unconsolidated subsidiaries and affiliates	61	—	61
Results from intersegment investments	452	—	452
Net income	$313	$(23)	$290

	Statement of Operations
	Industrial Activities
	Year Ended December 31, 2016
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Revenues
Net sales	$23,669	$(453)	$23,216
Finance, interest and other income	153	—	153
Total Revenues	$23,822	$(453)	$23,369
Costs and Expenses
Cost of goods sold	$19,539	$(119)	$19,420
Selling, general and administrative expenses	1,979	(16)	1,963
Research and development expenses	860	—	860
Restructuring expenses	43	—	43
Interest expense	694	—	694
Interest compensation to Financial Services	332	(332)	—
Other, net	855	27	882
Total Costs and Expenses	$24,302	$(440)	$23,862
Loss before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(480)	(13)	(493)
Income tax (expense) benefit	(137)	1	(136)
Equity in income of unconsolidated subsidiaries and affiliates	34	—	34
Results from intersegment investments	334	—	334
Net loss	$(249)	$(12)	$(261)

	Balance Sheet
	Industrial Activities
	December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
ASSETS
Cash and cash equivalents	$4,901	$—	$4,901
Restricted cash	—	—	—
Trade receivables	490	—	490
Financing receivables	1,718	—	1,718
Inventories, net	6,064	172	6,236
Property, plant and equipment, net	7,001	(172)	6,829
Investments in unconsolidated subsidiaries and affiliates	3,173	—	3,173
Equipment under operating leases	35	—	35
Goodwill	2,316	—	2,316
Other intangible assets, net	779	—	779
Deferred tax assets	835	34	869
Derivative assets	73	—	73
Other assets	1,706	36	1,742
Total Assets	$29,091	$70	$29,161
LIABILITIES AND EQUITY
Debt	$7,396	$47	$7,443
Trade payables	5,936	—	5,936
Deferred tax liabilities	97	(3)	94
Pension, postretirement and other postemployment benefits	2,280	—	2,280
Derivative liabilities	88	—	88
Other liabilities	8,869	194	9,063
Total Liabilities	$24,666	$238	$24,904
Equity	4,400	(168)	4,232
Redeemable noncontrolling interest	25	—	25
Total Liabilities and Equity	$29,091	$70	$29,161

	Statements of Cash Flows
	Industrial Activities
	Year Ended December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$2,416	$375	$2,791
Net cash used in investing activities	$(1,450)	$(375)	$(1,825)
Net cash used in financing activities	$(1,075)	$—	$(1,075)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	361	—	361
Decrease in cash and cash equivalents and restricted cash	252	—	252
Cash and cash equivalents and restricted cash, beginning of year	4,649	—	4,649
Cash and cash equivalents and restricted cash, end of period	$4,901	$—	$4,901

	Statements of Cash Flows
	Industrial Activities
	Year Ended December 31, 2016
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$1,719	$229	$1,948
Net cash used in investing activities	$(759)	$(229)	$(988)
Net cash used in financing activities	$(815)	$—	$(815)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(47)	(15)	(62)
Decrease in cash and cash equivalents and restricted cash	98	(15)	83
Cash and cash equivalents and restricted cash, beginning of year	4,551	15	4,566
Cash and cash equivalents and restricted cash, end of period	$4,649	$—	$4,649
There was no impact to the Financial Services balance sheet for the new standards and the impact to the statement of cash flows is as follows:

	Statements of Cash Flows
	Financial Activities
	Year Ended December 31, 2017
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$(44)	$475	$431
Net cash used in investing activities	$472	$(562)	$(90)
Net cash used in financing activities	$(281)	$—	$(281)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	14	20	34
Decrease in cash and cash equivalents and restricted cash	161	(67)	94
Cash and cash equivalents and restricted cash, beginning of year	368	837	1,205
Cash and cash equivalents and restricted cash, end of period	$529	$770	$1,299

	Statements of Cash Flows
	Financial Activities
	Year Ended December 31, 2016
	As Previously Reported	Adjustment Due to Adoption of New Accounting Pronouncements	As Recast
	(in millions)
Net cash provided by operating activities	$730	$431	$1,161
Net cash used in investing activities	$(267)	$(506)	$(773)
Net cash used in financing activities	$(959)	$—	$(959)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	31	—	31
Decrease in cash and cash equivalents and restricted cash	(465)	(75)	(540)
Cash and cash equivalents and restricted cash, beginning of year	833	912	1,745
Cash and cash equivalents and restricted cash, end of period	$368	$837	$1,205